SHARE-BASED COMPENSATION - Additional Information (Detail) $ / shares in Units, $ in Thousands							12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Apr. 05, 2023 $ / shares shares	Apr. 15, 2022 $ / shares shares	Apr. 06, 2022 $ / shares shares	Jul. 07, 2021 shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	May 12, 2020 $ / shares	May 12, 2020 ₱ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses including the capitalized portion | $							$ 36,435	$ 74,491	$ 71,144
Share-based compensation expenses capitalized in property and equipment | $							$ 962	$ 2,682	3,187
Common Stock Par value | $ / shares	$ 0.01						$ 0.01	$ 0.01
Reimbursement from an affiliated company for restricted shares granted to its employees | $								$ 279
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The period which the maximum aggregate number of ordinary shares that can be issued							10 years
Maximum aggregate number of ordinary shares that can be issued	100,000,000						100,000,000
Expiration term of awards granted							10 years
2006 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options outstanding	0						0	0
Unrecognized compensation cost | $	$ 0						$ 0
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The period which the maximum aggregate number of ordinary shares that can be issued							10 years
Maximum aggregate number of ordinary shares that can be issued	100,000,000						100,000,000
The maximum percentage of issued share capital that can be issued for the share based awards plan upon shareholders' approval							10.00%
Expiration term of awards granted							10 years
Share-based compensation expenses including the capitalized portion | $							$ 10,343	$ 38,823	$ 53,466
2011 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options outstanding	2,689,647						2,689,647	2,845,719
Unrecognized compensation cost | $	$ 16						$ 16
Exercise of share options (in shares)							14,094
Expiration term of awards granted							10 years
Weighted average grant date fair value | $ / shares							$ 0	$ 0	$ 2.28
Period of recognition of unrecognized compensation cost	3 months 7 days
Number of Share Options, Granted							0	0
Cancelled under Option Exchange Program			26,076,978
2011 Share Incentive Plan [Member] | Share options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested							2 years
2011 Share Incentive Plan [Member] | Share options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested							3 years
2011 Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of recognition of unrecognized compensation cost	3 months 7 days
Unrecognized compensation cost | $	$ 2,104						$ 2,104
Number of restricted shares, Granted					52,056		0	0
Number of restricted shares, Vested							5,760,885
Weighted average grant date fair value | $ / shares							$ 0	$ 0	$ 6.07
Deemed distribution to an affiliated company in respect of sharebased compensation | $								$ 143	$ 136
Unvested restricted shares	1,826,838						1,826,838	7,705,320
Reimbursement from an affiliated company for restricted shares granted to its employees | $								$ 279
2011 Share Incentive Plan [Member] | Restricted shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested					3 months				3 months
2011 Share Incentive Plan [Member] | Restricted shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested					12 months				3 years
2011 Share Incentive Plan [Member] | Restricted shares [Member] | 2020 Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Granted						1,899,897
Number of restricted shares, Vested						1,899,897
2011 Share Incentive Plan [Member] | Restricted shares [Member] | Common Stock [Member] | 2020 Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value | $ / shares						$ 6.6367
2011 Share Incentive Plan [Member] | Restricted shares [Member] | American Depository Shares [Member] | 2020 Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value | $ / shares						$ 19.91
2021 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The maximum percentage of issued share capital that can be issued for the share based awards plan upon shareholders' approval							10.00%
Remaining shares available for grant	104,653,941						104,653,941
Expiration term of awards granted							10 years
2021 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options outstanding	5,451,327						5,451,327	5,360,526
Unrecognized compensation cost | $	$ 1,609						$ 1,609
Exercise of share options (in shares)							68,148
Expiration term of awards granted							10 years
Weighted average grant date fair value | $ / shares							$ 1.82	$ 0.94
Period of recognition of unrecognized compensation cost	1 year 2 months 26 days
Number of Share Options, Granted							158,949		0
2021 Share Incentive Plan [Member] | Share options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested							1 year
2021 Share Incentive Plan [Member] | Share options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested							3 years
2021 Share Incentive Plan [Member] | Share options [Member] | Replacement Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term of awards granted				10 years
Weighted average grant date fair value | $ / shares			$ 0.82
Options granted under the Option Exchange Program			2,486,241
2021 Share Incentive Plan [Member] | Share options [Member] | Replacement Share Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested			1 year
2021 Share Incentive Plan [Member] | Share options [Member] | Replacement Share Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested			2 years
2021 Share Incentive Plan [Member] | Share options [Member] | Option Exchange Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental share-based compensation expense | $								$ 3,306
2021 Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of recognition of unrecognized compensation cost	1 year 10 months 6 days
Unrecognized compensation cost | $	$ 32,510						$ 32,510
Number of restricted shares, Granted							11,086,512		0
Number of restricted shares, Vested							12,819,975
Weighted average grant date fair value | $ / shares							$ 4.12	$ 2.35
Unvested restricted shares	17,087,046						17,087,046	19,183,428
2021 Share Incentive Plan [Member] | Restricted shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested							5 months	5 months
2021 Share Incentive Plan [Member] | Restricted shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested							3 years	3 years
2021 Share Incentive Plan [Member] | Restricted shares [Member] | Replacement Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted under the Option Exchange Program			5,912,547
2021 Share Incentive Plan [Member] | Restricted shares [Member] | Replacement Restricted Shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested			1 year
2021 Share Incentive Plan [Member] | Restricted shares [Member] | Replacement Restricted Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested			2 years
2021 Share Incentive Plan [Member] | Restricted shares [Member] | 2021 Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses including the capitalized portion | $									$ 10,929
Share-based compensation expenses capitalized in property and equipment | $									729
Number of restricted shares, Granted				4,578,543
Number of restricted shares, Vested				4,578,543
Deemed distribution to an affiliated company in respect of sharebased compensation | $									272
2021 Share Incentive Plan [Member] | Restricted shares [Member] | 2022 Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses including the capitalized portion | $								$ 17,926
Share-based compensation expenses capitalized in property and equipment | $								680
Number of restricted shares, Granted		4,350,111
Number of restricted shares, Vested		4,350,111
2021 Share Incentive Plan [Member] | Restricted shares [Member] | Common Stock [Member] | 2021 Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value | $ / shares				$ 2.47
2021 Share Incentive Plan [Member] | Restricted shares [Member] | Common Stock [Member] | 2022 Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value | $ / shares		$ 4.13
2021 Share Incentive Plan [Member] | Restricted shares [Member] | American Depository Shares [Member] | 2021 Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value | $ / shares				$ 7.4
2021 Share Incentive Plan [Member] | Restricted shares [Member] | American Depository Shares [Member] | 2022 Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value | $ / shares		$ 12.38
MRP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares that can be issued	442,630,330						442,630,330
The maximum percentage of issued share capital that can be issued for the share based awards plan upon shareholders' approval							5.00%
Remaining shares available for grant	305						305
Expiration term of awards granted							10 years
Share-based compensation expenses including the capitalized portion | $							$ 0	0	108
Fair value gain or loss on remeasurement of liability associated with cash-settled share options and restricted shares | $							$ 0	$ 0	$ 0
MRP Share Incentive Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Par value | (per share)										$ 0.02	₱ 1
Increased Common Stock par value | (per share)										$ 9,857	₱ 500,000
MRP Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options outstanding	0						0	0
Unrecognized compensation cost | $	$ 0						$ 0
Exercise of share options (in shares)							0	0	0
Cash paid to settle the cash-settled awards | $							$ 0	$ 0	$ 87
Number of Share Options, Granted							0	0	0
MRP Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $	$ 0						$ 0
Number of restricted shares, Granted							0	0	0
Cash paid to settle the cash-settled awards | $							$ 0	$ 0	$ 346
Unvested restricted shares	0						0	0
Melco International Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses including the capitalized portion | $							$ 0	$ 2,865	$ 6,641
Melco International Share Incentive Plan [Member] | Melco International Option Exchange Program [Member] | Melco International Replacement Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted under the Option Exchange Program				4,740,000
Melco International Share Incentive Plan [Member] | Melco International Option Exchange Program [Member] | Melco International Replacement Restricted Shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested				1 year
Melco International Share Incentive Plan [Member] | Melco International Option Exchange Program [Member] | Melco International Replacement Restricted Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested				2 years
Melco International Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options outstanding								0
Melco International Share Incentive Plan [Member] | Share options [Member] | Melco International Option Exchange Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cancelled under Option Exchange Program				14,200,000